Business Combinations - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2023	Dec. 31, 2024	May 31, 2024
Veoneers Active Safety Business [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Cash Acquired from Acquisition	$ 111
Business Combination, Consideration Transferred	$ 1,438
HE System Electronic Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Power And Vision Segment [Member] | HE System Electronic Acquisition [Member]
Business Acquisition [Line Items]
Cash Acquired from Acquisition		$ 1
Business Combination, Consideration Transferred		51
Non Cash Working Capital [Member] | HE System Electronic Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		6
Long Lived Asset [Member] | HE System Electronic Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 45